Document and Entity Information	Mar. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001452937
Document Creation Date	Mar. 26, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Exchange Traded Concepts Trust
Document Effective Date	Mar. 28, 2025
Prospectus Date	Mar. 28, 2025
Amendment Flag	false
Document Period End Date	Nov. 30, 2024
ETC 6 Meridian Low Beta Equity Strategy ETF | ETC 6 Meridian Low Beta Equity Strategy ETF
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Trading Symbol	SIXL
ETC 6 Meridian Mega Cap Equity ETF | ETC 6 Meridian Mega Cap Equity ETF
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Trading Symbol	SIXA
ETC 6 Meridian Small Cap Equity ETF | ETC 6 Meridian Small Cap Equity ETF
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Trading Symbol	SIXS
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
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Trading Symbol	SIXH
ETC 6 Meridian Quality Growth ETF | ETC 6 Meridian Quality Growth ETF
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Trading Symbol	SXQG
ETC 6 Meridian Quality Dividend Yield ETF | ETC 6 Meridian Quality Dividend Yield ETF
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Trading Symbol	SXQY
ETC 6 Meridian Quality Value ETF | ETC 6 Meridian Quality Value ETF
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Trading Symbol	SXQV
Range Nuclear Renaissance Index ETF | Range Nuclear Renaissance Index ETF
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Trading Symbol	NUKZ
Range Global Coal Index ETF | Range Global Coal Index ETF
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Trading Symbol	COAL
Range Global LNG Ecosystem Index ETF | Range Global LNG Ecosystem Index ETF
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Trading Symbol	LNGZ
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Trading Symbol	OFOS